Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Stock Options (Details) - Stock Option Plan	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Beginning balance | $	$ 1.92	$ 2.50
Weighted average exercise price, Granted | $	1.90	1.54
Weighted average exercise price, Exercised | $	1.72
Weighted average exercise price, Forfeited | $	1.54	2.69
Weighted average exercise price, Expired | $	2.93	3.84
Weighted average exercise price, Ending balance | $	1.92	1.92
Weighted average exercise price, Exercisable | $	$ 1.97	$ 2.07
Number of options outstanding, Beginning balance | shares	3,765,000	4,242,025
Number of options, Granted | shares	7,501,980	881,000
Number of options, Exercised | shares	(149,000)
Number of options, Forfeited | shares	(816,434)	(456,461)
Number of options, Expired | shares	(210,000)	(901,564)
Number of options outstanding, Ending balance | shares	10,091,546	3,765,000
Number of options, Exercisable | shares	2,322,668	2,115,666